The balance of provisions for environmental liabilities and deactivation of assets can be shown as follows: (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Provision for environmental liabilities and decommissioning of assets	R$ 898,597	R$ 803,835
Environmental Liabilities [Member]
IfrsStatementLineItems [Line Items]
Provision for environmental liabilities and decommissioning of assets	173,647	192,830
Asset Retirement Obligations [Member]
IfrsStatementLineItems [Line Items]
Provision for environmental liabilities and decommissioning of assets	R$ 724,950	R$ 611,005